Summary of significant accounting policies- Various (Details) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2021 segment	Mar. 31, 2022 CNY (¥) segment	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Business combinations and noncontrolling interests
Net (loss) income attributable to mezzanine equity holders		¥ 188	¥ 140	¥ (124)
Segment reporting
Number of operating segment | segment	4	7
Number of reportable segment | segment	4	7
Revenue recognition
Practical expedient, unsatisfied performance obligations		true
Practical expedient, financing component		true
Sales and marketing expenses
Advertising and promotional expenses		¥ 91,103	57,073	30,949
Other employee benefits
Contribution amount charged to the consolidated income statements		13,086	8,223	¥ 6,705
Accounts receivable
Allowance for doubtful accounts		¥ 4,912	¥ 3,977